Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Regulated Operations [Abstract]
Schedule of Regulatory Assets
The following table represents existing regulatory assets and liabilities:

	December 31,
	2022	2021	2021
(Thousands of dollars)	Southwest Gas Holdings Inc.*		Southwest Gas Corporation
Regulatory assets:
Accrued pension and other postretirement benefit costs (1)	$311,124	$339,356	$339,356
Deferred purchased gas costs (2)	450,120	291,145	291,145
Settled interest rate hedges (3)	—	31,278	—
Accrued purchased gas costs (4)	207,368	51,631	51,631
Unamortized premium on reacquired debt (5)	14,707	16,283	16,283
Accrued absence time (9)	17,854	16,975	16,975
Margin, interest- and tax-tracking (10)	21,024	22,709	22,709
Other (12)	65,981	62,233	60,798
	$1,088,178	$831,610	798,897
Regulatory liabilities:
Deferred purchased gas costs (2)	—	(5,736)	—
Accumulated removal costs (6)	(445,000)	(482,558)	(424,000)
Unamortized gain on reacquired debt (7)	(6,572)	(7,108)	(7,108)
Regulatory excess deferred/other taxes and gross-up (8)	(424,921)	(511,567)	(446,333)
Margin, interest- and property tax-tracking (10)	(10,920)	(8,523)	(8,523)
Unrecognized other postretirement benefit costs (11)	—	(17,815)	—
Other (12)	(5,393)	(10,321)	(8,573)
Net regulatory assets (liabilities)	$195,372	$(212,018)	$(95,640)
*Southwest Gas Holdings, Inc. includes the regulatory assets and liabilities associated with MountainWest only as of December 31, 2021, due to the held-for-sale classification of the disposal group as of December 31, 2022. As of that date, the regulatory assets and liabilities for Southwest Gas Corporation are the same, including in amount, as those reflected for the Company.
(1)Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovery period is greater than five years. (See Note 11 - Pension and Other Postretirement Benefits).
(2)Balance recovered or refunded on an ongoing basis with interest.
(3)Reflects MountainWest interest rate cash flow hedges entered into in association with the issuance of $180 million principal balance 4.875% unsecured senior notes due in 2041 that are amortized to interest expense over the life of the debt instrument. The current portion at December 31, 2021 was included in Prepaid and other current assets and the long-term portion was included in Deferred charges and other assets on the Company’s 2021 Consolidated Balance Sheet.
(4)Included in Prepaid and other current assets on the Consolidated Balance Sheets. Balance recovered or refunded on an ongoing basis.
(5)Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovered over life of debt instruments.
(6)Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. In 2021, substantially all amounts related to MountainWest were also included in Other deferred credits and other long-term liabilities, except $2 million which was included in Other current liabilities on the Company’s Consolidated Balance Sheet.
(7)Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. Amortized over life of debt instruments.
(8)Includes remeasurement/reduction of the net accumulated deferred income tax liability from U.S. tax reform. The reduction (excess accumulated deferred taxes, or “EADIT”) became a regulatory liability with tax gross-up. EADIT reduces rate base, and is expected to be returned to utility customers in accordance with IRS and regulatory requirements. Included generally in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets, except for $30.3 million in 2022 which is in Other current liabilities. Amount also includes difference in current taxes required to be returned to customers and a separate $2.7 million gross-up related to contributions in aid of construction.
(9)Regulatory recovery occurs on a one-year lag basis through the labor loading process. Included in Prepaid and other current assets on the Consolidated Balance Sheets.
(10)Margin tracking/decoupling mechanisms are alternative revenue programs; revenue associated with under-collections (for the difference between authorized margin levels and amounts billed to customers through rates currently) is recognized as revenue so long as recovery is expected to take place within 24 months. Total category asset balances are included in Prepaid and other current assets on the Consolidated Balance Sheets. Total category liability balances are included in Other current liabilities and Other deferred credits and other long-term liabilities.
(11)Reflected a regulatory liability at MountainWest for the collection of postretirement benefit costs allowed in rates in excess of expenses incurred, included in Other deferred credits and other long-term liabilities on the Company’s Consolidated Balance Sheet as of December 31, 2021, before MountainWest balances were included as Current liabilities held for sale.
(12)The following tables detail the components of Other regulatory assets and liabilities. Other regulatory assets are included in either Prepaid and other current assets or Deferred charges and other assets on the Consolidated Balance Sheets (as indicated). Recovery periods vary. Other regulatory liabilities are included in either Other current liabilities or Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets (as indicated).

	December 31,
	2022	2021	2021
(Thousands of dollars)	Southwest Gas Holdings Inc.		Southwest Gas Corporation
Other Regulatory Assets:
State mandated public purpose programs (including low income and conservation programs) (a) (e)	$18,693	$15,239	$15,239
Infrastructure replacement programs and similar (b) (e)	8,533	6,545	6,545
Environmental compliance programs (c) (e)	5,803	6,807	6,807
Pension tracking mechanism (b)	13,098	10,281	10,281
Other (d)	19,854	23,361	21,926
	$65,981	$62,233	$60,798
a)Included in Prepaid and other current assets on the Consolidated Balance Sheets.
b)Included in Deferred charges and other assets on the Consolidated Balance Sheets, except $930,000 which is included in Prepaid and other current assets in 2022.
c)In 2022, approximately $5 million of these balances included in Prepaid and other current assets and $825,000 in Deferred charges and other assets on the Consolidated Balance Sheets. In 2021, approximately $5.8 million included in Prepaid and other current assets and $1 million included in Deferred charges and other assets on the Consolidated Balance Sheets.
d)In 2022, approximately $6.4 million included in Prepaid and other current assets and $13.4 million included in Deferred charges and other assets on the Consolidated Balance Sheets. In 2021, for Southwest Gas Corporation, $6.7 million included in Prepaid and other current assets and $15.2 million included in Deferred charges and other assets on the Consolidated Balance Sheets. For the Company in 2021, $7.7 million included in Prepaid and other current assets and $15.6 million included in Deferred charges and other assets on the Consolidated Balance Sheets.
e)Balance recovered or refunded on an ongoing basis, generally with interest.

	December 31,
	2022	2021	2021
(Thousands of dollars)	Southwest Gas Holdings Inc.		Southwest Gas Corporation
Other Regulatory Liabilities:
State mandated public purpose programs (including low income and conservation programs) (a) (c)	$(1,567)	$(1,886)	$(1,886)
Environmental compliance programs (c) (d)	—	(4,182)	(4,182)
Other (b) (c)	(3,826)	(4,253)	(2,505)
	$(5,393)	$(10,321)	$(8,573)
a)Included in Other current liabilities on the Consolidated Balance Sheets.
b)Included in Other current liabilities, except $823,000, in 2022, which is included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets.
c)Balance typically recovered or refunded on an ongoing basis, generally with interest.
d)In 2021, included in Other current liabilities on the Consolidated Balance Sheets.

Schedule of Regulatory Liabilities
The following table represents existing regulatory assets and liabilities:

	December 31,
	2022	2021	2021
(Thousands of dollars)	Southwest Gas Holdings Inc.*		Southwest Gas Corporation
Regulatory assets:
Accrued pension and other postretirement benefit costs (1)	$311,124	$339,356	$339,356
Deferred purchased gas costs (2)	450,120	291,145	291,145
Settled interest rate hedges (3)	—	31,278	—
Accrued purchased gas costs (4)	207,368	51,631	51,631
Unamortized premium on reacquired debt (5)	14,707	16,283	16,283
Accrued absence time (9)	17,854	16,975	16,975
Margin, interest- and tax-tracking (10)	21,024	22,709	22,709
Other (12)	65,981	62,233	60,798
	$1,088,178	$831,610	798,897
Regulatory liabilities:
Deferred purchased gas costs (2)	—	(5,736)	—
Accumulated removal costs (6)	(445,000)	(482,558)	(424,000)
Unamortized gain on reacquired debt (7)	(6,572)	(7,108)	(7,108)
Regulatory excess deferred/other taxes and gross-up (8)	(424,921)	(511,567)	(446,333)
Margin, interest- and property tax-tracking (10)	(10,920)	(8,523)	(8,523)
Unrecognized other postretirement benefit costs (11)	—	(17,815)	—
Other (12)	(5,393)	(10,321)	(8,573)
Net regulatory assets (liabilities)	$195,372	$(212,018)	$(95,640)
*Southwest Gas Holdings, Inc. includes the regulatory assets and liabilities associated with MountainWest only as of December 31, 2021, due to the held-for-sale classification of the disposal group as of December 31, 2022. As of that date, the regulatory assets and liabilities for Southwest Gas Corporation are the same, including in amount, as those reflected for the Company.
(1)Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovery period is greater than five years. (See Note 11 - Pension and Other Postretirement Benefits).
(2)Balance recovered or refunded on an ongoing basis with interest.
(3)Reflects MountainWest interest rate cash flow hedges entered into in association with the issuance of $180 million principal balance 4.875% unsecured senior notes due in 2041 that are amortized to interest expense over the life of the debt instrument. The current portion at December 31, 2021 was included in Prepaid and other current assets and the long-term portion was included in Deferred charges and other assets on the Company’s 2021 Consolidated Balance Sheet.
(4)Included in Prepaid and other current assets on the Consolidated Balance Sheets. Balance recovered or refunded on an ongoing basis.
(5)Included in Deferred charges and other assets on the Consolidated Balance Sheets. Recovered over life of debt instruments.
(6)Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. In 2021, substantially all amounts related to MountainWest were also included in Other deferred credits and other long-term liabilities, except $2 million which was included in Other current liabilities on the Company’s Consolidated Balance Sheet.
(7)Included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets. Amortized over life of debt instruments.
(8)Includes remeasurement/reduction of the net accumulated deferred income tax liability from U.S. tax reform. The reduction (excess accumulated deferred taxes, or “EADIT”) became a regulatory liability with tax gross-up. EADIT reduces rate base, and is expected to be returned to utility customers in accordance with IRS and regulatory requirements. Included generally in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets, except for $30.3 million in 2022 which is in Other current liabilities. Amount also includes difference in current taxes required to be returned to customers and a separate $2.7 million gross-up related to contributions in aid of construction.
(9)Regulatory recovery occurs on a one-year lag basis through the labor loading process. Included in Prepaid and other current assets on the Consolidated Balance Sheets.
(10)Margin tracking/decoupling mechanisms are alternative revenue programs; revenue associated with under-collections (for the difference between authorized margin levels and amounts billed to customers through rates currently) is recognized as revenue so long as recovery is expected to take place within 24 months. Total category asset balances are included in Prepaid and other current assets on the Consolidated Balance Sheets. Total category liability balances are included in Other current liabilities and Other deferred credits and other long-term liabilities.
(11)Reflected a regulatory liability at MountainWest for the collection of postretirement benefit costs allowed in rates in excess of expenses incurred, included in Other deferred credits and other long-term liabilities on the Company’s Consolidated Balance Sheet as of December 31, 2021, before MountainWest balances were included as Current liabilities held for sale.
(12)The following tables detail the components of Other regulatory assets and liabilities. Other regulatory assets are included in either Prepaid and other current assets or Deferred charges and other assets on the Consolidated Balance Sheets (as indicated). Recovery periods vary. Other regulatory liabilities are included in either Other current liabilities or Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets (as indicated).

	December 31,
	2022	2021	2021
(Thousands of dollars)	Southwest Gas Holdings Inc.		Southwest Gas Corporation
Other Regulatory Assets:
State mandated public purpose programs (including low income and conservation programs) (a) (e)	$18,693	$15,239	$15,239
Infrastructure replacement programs and similar (b) (e)	8,533	6,545	6,545
Environmental compliance programs (c) (e)	5,803	6,807	6,807
Pension tracking mechanism (b)	13,098	10,281	10,281
Other (d)	19,854	23,361	21,926
	$65,981	$62,233	$60,798
a)Included in Prepaid and other current assets on the Consolidated Balance Sheets.
b)Included in Deferred charges and other assets on the Consolidated Balance Sheets, except $930,000 which is included in Prepaid and other current assets in 2022.
c)In 2022, approximately $5 million of these balances included in Prepaid and other current assets and $825,000 in Deferred charges and other assets on the Consolidated Balance Sheets. In 2021, approximately $5.8 million included in Prepaid and other current assets and $1 million included in Deferred charges and other assets on the Consolidated Balance Sheets.
d)In 2022, approximately $6.4 million included in Prepaid and other current assets and $13.4 million included in Deferred charges and other assets on the Consolidated Balance Sheets. In 2021, for Southwest Gas Corporation, $6.7 million included in Prepaid and other current assets and $15.2 million included in Deferred charges and other assets on the Consolidated Balance Sheets. For the Company in 2021, $7.7 million included in Prepaid and other current assets and $15.6 million included in Deferred charges and other assets on the Consolidated Balance Sheets.
e)Balance recovered or refunded on an ongoing basis, generally with interest.

	December 31,
	2022	2021	2021
(Thousands of dollars)	Southwest Gas Holdings Inc.		Southwest Gas Corporation
Other Regulatory Liabilities:
State mandated public purpose programs (including low income and conservation programs) (a) (c)	$(1,567)	$(1,886)	$(1,886)
Environmental compliance programs (c) (d)	—	(4,182)	(4,182)
Other (b) (c)	(3,826)	(4,253)	(2,505)
	$(5,393)	$(10,321)	$(8,573)
a)Included in Other current liabilities on the Consolidated Balance Sheets.
b)Included in Other current liabilities, except $823,000, in 2022, which is included in Other deferred credits and other long-term liabilities on the Consolidated Balance Sheets.
c)Balance typically recovered or refunded on an ongoing basis, generally with interest.
d)In 2021, included in Other current liabilities on the Consolidated Balance Sheets.